Financial Information - Washington Federal, INC.	12 Months Ended
Sep. 30, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Financial Information - Washington Federal, INC.
FINANCIAL INFORMATION – WASHINGTON FEDERAL, INC.
The following Washington Federal, Inc. (parent company only) financial information should be read in conjunction with the other notes to the Consolidated Financial Statements.

Statements of Financial Condition
September 30,	2012	2011
	(In thousands)
Assets
Cash	$61,926	$27,699
Investment in subsidiary	1,846,375	1,885,498
Other Assets	1	37
Dividend receivable	—	—
Total assets	$1,908,302	$1,913,234
Liabilities
Borrowed money	$—	$—
Dividend payable and other liabilities	8,550	6,700
Other liabilities	—	1
Total liabilities	8,550	6,701
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 129,950,223 and 129,853,534 shares issued; 106,177,615 and 108,976,410 shares outstanding	$129,950	$129,854
Paid-in capital	1,586,295	1,582,843
Accumulated other comprehensive income (loss), net of tax	13,306	85,789
Treasury stock, at cost; 23,772,608 and 20,877,124 shares	(310,579)	(268,665)
Retained earnings	480,780	376,712
Total stockholders’ equity	1,899,752	1,906,533
Total liabilities and stockholders’ equity	$1,908,302	$1,913,234

Statements of Operations
Year ended September 30,	2012	2011	2010
	(In thousands)
Income
Dividends from subsidiary	$106,234	$100,600	$—
Other	—	—	14
Total Income	106,234	100,600	14
Expense
Miscellaneous	564	626	1,046
Total expense	564	626	1,046

Net income before equity in undistributed net income of subsidiary	105,670	99,974	(1,032)
Equity in undistributed net income of subsidiary	32,513	11,167	119,324
Income before income taxes	138,183	111,141	118,292
Income tax benefit	—	—	361
Net income	$138,183	$111,141	$118,653

Statements of Cash Flows	2012	2011	2010
	(In thousands)
Cash Flows From Operating Activities
Net income	$138,183	$111,141	$118,653
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiaries	(32,513)	(4,382)	(119,324)
Decrease (increase) in dividend receivable	—	—	—
Decrease (increase) in other assets	36	(37)	1,309
Increase (decrease) in other liabilities	2,508	1,121	(421)
Net cash provided by (used in) operating activities	108,214	107,843	217
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	357	1,686	1,940
Proceeds from Employee Stock Ownership Plan	—	—	—
Net proceeds from follow on stock offering			—
Downstream stock offering proceeds to the Bank	—	—	—
Proceeds from issuance of preferred stock and warrants
Preferred stock redeemed
Increase (decrease) in borrowings	—	—	(14,310)
Treasury stock purchased	(41,914)	(59,680)	—
Dividends paid on preferred stock
Dividends paid on common stock	(32,430)	(26,796)	(22,450)
Net cash used by financing activities	(73,987)	(84,790)	(34,820)
Increase (decrease) in cash	34,227	23,053	(34,603)
Cash at beginning of year	27,699	4,646	39,249
Cash at end of year	$61,926	$27,699	$4,646